Note 5 - Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

5. Income Taxes

Although the Company recognized a net loss before provision for income taxes for the period ended September 30, 2013, no tax benefit related to the loss has been recognized because the realization of the tax benefit is uncertain.

The Company has recorded a valuation allowance of 100% of the tax benefit of $2,000,000 applicable to the net loss at September 30, 2013 because the realization of the benefit of these losses is uncertain.

The IRS completed an examination of Symon's income tax returns for the years ended January 31, 2009 and 2010 during 2012. The examination did not result in any material adjustments to Symon's tax returns. Subsequent to the examinations, the Company has determined that there are no uncertain tax positions and therefore no accruals have been made. There are no uncertain tax positions related to the successor.

With respect to state and local jurisdictions and countries outside of the United States, the Company and its subsidiaries are typically subject to examination for three to six years after the income tax returns have been filed.

5. Income Taxes

The components of income before income taxes consist of the following for the years ended January 31:

	2013	2012	2011
Domestic	$3,723,156	$3,611,193	$1,963,040
Foreign	1,628,084	2,228,980	673,452
	$5,351,240	$5,840,173	$2,636,492

The following table summarizes the provision (benefit) for U.S. federal, state and foreign taxes on income for the years ended January 31:

	2013	2012	2011
Current
Federal	$1,391,000	$1,336,358	$1,125,188
State	116,215	150,366	100,543
Foreign	417,814	476,833	12,308
	1,925,029	1,963,557	1,238,039
Deferred
Federal	(44,421)	(155,886)	(419,237)
State	-	-	-
Foreign	(20,418)	106,210	52,259
	(64,839)	(49,676)	(366,978)
	$1,860,190	$1,913,881	$871,061

Income taxes differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as follows:

	For the years ended January 31,
	2013	2012	2011
Computed expected tax expense	$1,819,422	$1,985,659	$896,407
Non deductible expenses	144,978	16,656	48,928
Release of beginning of year valuation allowance	-	-	(73,312)
Utilization of net operating loss carryforwards	(1,787)	(22,040)	(73,426)
International tax rate differences	(156,296)	(171,186)	(40,407)
State tax expense, net of federal benefit	116,215	99,241	66,359
Other	(62,342)	5,551	46,512
Total	$1,860,190	$1,913,881	$871,061

The tax effects of temporary differences that give rise to significant portions of the deferred tax (assets) liabilities at January 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Deferred tax assets:
Deferred revenues	$222,578	$296,881	$302,265
Deferred state sales tax	34,000	8,835	8,835
Bad debt reserve	46,588	85,000	114,881
Revaluation of short-term Intercompany loan	61,138	61,137	157,766
Net operating loss carryforwards	8,314	10,101	113,935
Total deferred tax assets – current	372,618	461,954	697,682
Deferred tax asset (liabilities)
Intangible assets	(721,433)	(888,129)	(1,116,849)
Depreciation	16,937	29,458	66,935
Net deferred tax asset (liabilities) – non current	(704,496)	(858,671)	(1,049,914)
Net deferred tax liabilities	$(331,878)	$(396,717)	$(352,232)

The Company expects its net operating loss carryforward to be fully utilized as of January 31, 2014. The IRS completed an examination of the Company’s U.S. income tax returns for the years ended January 31, 2009 and 2010 during 2012. The examination did not result in any material adjustments to the Company’s tax returns.  Subsequent to the examinations and as of January 31, 2012 and 2011, the Company has determined that there are no uncertain tax positions and therefore no accruals have been made.

With respect to state and local jurisdictions and countries outside of the United States, the Company and its subsidiaries are typically subject to examination for three to six years after the income tax returns have been filed.